Private Placement	12 Months Ended
Dec. 31, 2022
Private Placement Disclosure Abstract
PRIVATE PLACEMENT

NOTE 4 — PRIVATE PLACEMENT

Simultaneously with the closing of the IPO, the Company’s Sponsor purchased an aggregate of 4,500,000 warrants at a price of $1.00 per warrant, for an aggregate purchase price of $4,500,000 and the Company’s underwriters purchased an aggregate of 1,500,000 warrants at a price of $1.00 per whole warrant (for an aggregate purchase price of $1,500,000) in a private placement.

On August 19, 2021, simultaneously with the closing of the over-allotments, the Sponsor purchased an additional 450,000 Private Placement Warrants, and the underwriters purchased an additional 225,000 Private Placement Warrants, at $1.00 per warrant, generating gross proceeds to the Company of $675,000.

The Private Placement Warrants are identical to the warrants sold as part of the Units in the IPO. The Sponsor and the underwriters have agreed, subject to certain limited exceptions, that the Private Placement Warrants will not be transferred, assigned or sold until 30 days after the completion of the Company’s initial Business Combination and that they will be entitled to certain registration rights.